Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income taxes
Summary of income tax expense reconciled to the Brazilian statutory composite rate

	Year ended as of December 31,
	2012			2011			2010
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	6,210	(788)	5,422	21,267	5,532	26,799	16,586	3,728	20,314

Tax at Brazilian composite rate	(2,111)	268	(1,843)	(7,231)	(1,881)	(9,112)	(5,639)	(1,268)	(6,907)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	1,337	–	1,337	1,655	–	1,655	995	–	995
Difference on foreign tax jurisdiction rates	–	168	168	–	1,406	1,406	–	1,583	1,583
Tax incentives	204	–	204	704	–	704	642	–	642
Social contribution contingency payment	–	–	–	506	–	506	–	–	–
Reversal/Constitution of allowance for tax loss carryfoward	–	(228)	(228)	129	(426)	(297)	–	–	–
Reversal of deferred tax liability (Note 5a.)	1,236	–	1,236	–	–	–	–	–	–
Other non-taxable, income/non deductible expenses	(41)	–	(41)	48	(192)	(144)	13	(31)	(18)

Income taxes per consolidated statements of income	625	208	833	(4,189)	(1,093)	(5,282)	(3,989)	284	(3,705)

Reconciliation of amounts due to uncertainty in income taxes

	Year ended as of December 31,
	2012	2011	2010
Beginning of the year	263	2,555	396

Increase resulting from tax positions taken	20	1,076	2,130
Decrease resulting from tax positions taken(a)	(26)	(3,409)	(24)
Cumulative translation adjustments	7	41	53

End of the year	264	263	2,555

(a)
The decrease in the tax positions taken in 2011, was a consequence of the payment we made as a consequence of a Brazilian court decision in a case related to the exemption of the Social Contribution (Contribuição Social sobre o Lucro Líquido).

Schedule of deferred tax assets and liabilities

	Year ended as of
	December 31, 2012	December 31, 2011
Current deferred tax assets
Accrued expenses deductible only when disbursed	356	203

Assets
Employee postretirement benefits provision	855	640
Tax loss carryforwards	2,610	1,709
Fair value of financial instruments	796	610
Impairment	1,269	–
Assets retirement obligation	450	389
Other temporary differences (mainly contingencies provisions)	686	794

	6,666	4,142
Liabilities
Prepaid retirement benefit	(226)	(509)
Fair value adjustments in business combinations	(5,622)	(7,311)
Other temporary differences	(326)	(463)

	(6,174)	(8,283)
Valuation allowance
Beginning balance	(126)	(110)
Translation adjustments	10	–
Change in allowance	(1,328)	(809)

Ending balance	(1,444)	(919)

Net non-current deferred tax liabilities	(952)	(5,060)

Assets	2,586	594
Liabilities	(3,538)	(5,654)

Total	(952)	(5,060)